March 15, 2006	Alan Gilbert
Direct Phone: 612-672-8381
Direct Fax: 612-642-8381
Alan.Gilbert@maslon.com
VIA EDGAR AND FACSIMILE (202/772-9205)
Larry Spirgel
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Global Traffic Network, Inc. (the “Company”)
Registration Statement on Form S-1 (the “Registration Statement”)
Filed December 16, 2005
File No. 333-130417
Dear Mr. Spirgel:
This letter will respond on behalf of the Company to the comments raised in a March 14, 2006 telephone call between the undersigned and William A. Bennett, Esq., Staff Attorney, with respect to Amendment No. 4 to the Registration Statement on Form S-1 filed by the Company on March 13, 2006.
In the above referenced telephone call, the Mr. Bennett made inquiries regarding the Company’s analysis of whether it believed it appropriate to file as exhibits to the Registration Statement (i) the Management Agreement dated August 1, 2002 by and between The Australia Traffic Network Pty Limited and Wisconsin Information Systems dba Milwaukee Traffic Network (the “Management Agreement”); and (ii) the voting agreements that William L. Yde III has with each of Thomas Gilligan and Robert L. Johnader Revocable Trust u/a/d December 18, 2003 (the “Voting Agreements”).
After analysis, the Company believes that it is appropriate to file the Management Agreement as an exhibit to the Registration Statement. As set forth in the Company’s prior correspondence and on pages 58 and 64 of Amendment No. 4 to the Registration

Mr. Larry Spirgel
Assistant Director, Division of Corporation Finance
Securities and Exchange Commission

Statement, The Australia Traffic Network pays a management fee to Milwaukee Traffic Network which, in turn, compensates Messrs. Yde and Arfman. The payments made to Milwaukee Traffic Network comprise the substantial majority of compensation received by Messrs. Yde and Arfman. As such, the Company believes that the Management Agreement fits within the definition of a material contract under Item 601(b)(10)(iii) of Regulation S-K as a management contract or compensatory plan, contract or arrangement in which named executive officers of the Company participate. Although the Management Agreement will be terminated on the first day of the month following the effective date of the initial public offering, it is to be performed in part after the filing of the Registration Statement. Therefore, the Company believes the Management Agreement should be filed as an exhibit to the Registration Statement and has been filed as Exhibit 10.17 to Amendment No. 5 to the Registration Statement. Enclosed you will find three copies of such Amendment No. 5.
The Company does not believe that Item 601 of Regulation S-K requires that the Voting Agreements be filed as exhibits to the Registration Statement because the Company is not a party to such agreements. Therefore, the Voting Agreements have not been filed as exhibits to Amendment No. 5.
Upon review of this response letter, if you have any additional questions or comments concerning the Company or Amendment No. 5, or if you wish to discuss any the responses, please do not hesitate to contact William M. Mower at (612) 672-8358 or the undersigned at (612) 672-8381.
Very Truly Yours,
/s/ Alan M. Gilbert, Esq.
Alan M. Gilbert, Esq.
Enclosures

cc:	William L. Yde III
Scott Cody
William M. Mower